Loans and Allowance for Loan Losses - Impairment Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Individually evaluated for impairment	$ 1,194	$ 1,333
Collectively evaluated for impairment	10,458	9,519
Total	11,652	10,852	$ 9,886	$ 8,604
Loans outstanding:
Individually evaluated for impairment	8,478	10,356
Collectively evaluated for impairment	1,138,149	1,058,076
Total	1,146,627	1,068,432
Commercial, financial, and agricultural
Allowance for loan losses:
Individually evaluated for impairment	551	500
Collectively evaluated for impairment	2,686	2,825
Total	3,237	3,325	2,753	2,153
Loans outstanding:
Individually evaluated for impairment	2,428	3,007
Collectively evaluated for impairment	205,292	189,231
Total	207,720	192,238
Residential real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	140	170
Total	140	170	108	59
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	28,610	26,492
Total	28,610	26,492
Residential real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	579	521
Collectively evaluated for impairment	1,492	1,168
Total	2,071	1,689	2,385	2,439
Loans outstanding:
Individually evaluated for impairment	4,793	5,072
Collectively evaluated for impairment	236,724	241,682
Total	241,517	246,754
Commercial real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	48
Collectively evaluated for impairment	757	759
Total	757	807	413	644
Loans outstanding:
Individually evaluated for impairment	153	97
Collectively evaluated for impairment	106,631	98,243
Total	106,784	98,340
Commercial real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	37	243
Collectively evaluated for impairment	4,877	4,194
Total	4,914	4,437	3,793	2,935
Loans outstanding:
Individually evaluated for impairment	850	2,004
Collectively evaluated for impairment	528,686	470,451
Total	529,536	472,455
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	27	21
Collectively evaluated for impairment	307	324
Total	334	345	274	273
Loans outstanding:
Individually evaluated for impairment	254	176
Collectively evaluated for impairment	32,206	31,977
Total	32,460	32,153
Unallocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	199	79
Total	199	79	$ 160	$ 101
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0